Federated Hermes International Bond Strategy Portfolio
Portfolio of Investments
August 31, 2026 (unaudited)
Principal Amount or Shares			Value in U.S. Dollars
		BONDS—43.6%
		AUSTRALIAN DOLLAR—0.8%
		Sovereign—0.8%
330,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 231,008
300,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	199,224
1,290,000		Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	792,943
		TOTAL	1,223,175
		BRAZILIAN REAL—1.0%
		Sovereign—1.0%
9,800,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2031	1,669,165
		BRITISH POUND—6.8%
		Sovereign—6.8%
970,000		United Kingdom, Government of, 3.250%, 1/22/2044	966,672
1,670,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	2,121,180
1,590,000		United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	1,821,969
1,340,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	1,715,202
880,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	579,274
2,630,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	3,487,362
		TOTAL	10,691,659
		CANADIAN DOLLAR—1.7%
		Sovereign—1.7%
700,000		Canada, Government of, 4.000%, 6/1/2041	509,635
2,035,000		Canada, Government of, 5.750%, 6/1/2033	1,664,634
615,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	474,614
		TOTAL	2,648,883
		EGYPTIAN POUND—0.3%
		Sovereign—0.3%
26,000,000	[1]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 2/16/2027	458,909
		EURO—26.7%
		Sovereign—25.6%
800,000		Austria, Government of, Sr. Unsecd. Note, 2.900%, 2/20/2033	907,180
200,000		Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	208,829
1,118,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	1,131,190
640,000		France, Government of, 2.750%, 10/25/2027	741,659
1,840,000		France, Government of, 5.750%, 10/25/2032	2,383,030
1,020,000		France, Government of, Bond, 4.500%, 4/25/2041	1,190,584
1,190,000		France, Government of, O.A.T., 5.500%, 4/25/2029	1,462,588
1,000,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2034	960,962
300,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2038	251,741
670,000		France, Government of, Unsecd. Note, 2.000%, 5/25/2048	490,780
1,200,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	1,355,164
525,000		Germany, Government of, 2.500%, 7/4/2044	516,238
1,200,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	1,544,520
1,640,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	1,841,962
620,000		Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	552,200
700,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	792,169
700,000		Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	793,984

Principal Amount or Shares			Value in U.S. Dollars
		BONDS—continued
		EURO—continued
		Sovereign—continued
1,200,000		Germany, Government of, Unsecd. Note, Series TWIN, 2.500%, 2/15/2035	$ 1,319,059
2,490,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	2,619,567
1,410,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,689,761
1,750,000		Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	1,892,651
1,600,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	1,522,948
500,000		Netherlands, Government of, Bond, 4.000%, 1/15/2037	608,961
1,525,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	1,703,305
1,500,000		Portugal, Government of, Sr. Unsecd. Note, 1.650%, 7/16/2032	1,593,626
500,000		Romania, Government of, Sr. Unsecd. Note, REGS, 2.000%, 1/28/2032	496,213
810,000		Spain, Government of, 4.200%, 1/31/2037	974,208
1,610,000		Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	1,305,158
890,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	1,025,525
1,090,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	1,212,562
3,810,000		Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	4,131,854
850,000		United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	981,922
		TOTAL	40,202,100
		Transportation—1.1%
1,500,000		Ec Finance Plc, Secured Note, REGS, 3.250%, 10/15/2026	1,739,538
		TOTAL EURO	41,941,638
		JAPANESE YEN—5.7%
		Sovereign—5.7%
690,000,000		Japan, Government of, Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	1,569,269
153,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	705,591
445,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	1,527,513
290,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,823,596
615,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	3,408,005
		TOTAL	9,033,974
		LEBANESE POUND—0.2%
		Sovereign—0.2%
900,000	[2]	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	270,923
		MEXICAN PESO—0.4%
		Sovereign—0.4%
12,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	678,842
		TOTAL BONDS (IDENTIFIED COST $71,684,543)	68,617,168
		REPURCHASE AGREEMENTS—1.5%
$ 2,429,000		Interest in $50,000,000 joint repurchase agreement, 3.66% dated 8/31/2026 under which Barclays Bank PLC will repurchase the securities provided as collateral for $50,005,083 on 9/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2056 and the market value of those underlying securities was $51,005,250. (IDENTIFIED COST $2,429,000)	2,429,000
		INVESTMENT COMPANY—53.8%
9,329,040		Emerging Markets Core Fund (IDENTIFIED COST $83,504,145)	84,521,107

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCY—0.3%
		EGYPTIAN POUND—0.3%
		Sovereign—0.3%
26,900,000	[1]	Egypt Treasury Bill, Unsecd. Note, Series 364D, 0.000%, 2/2/2027 (IDENTIFIED COST $477,428)	$ 479,364
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $158,095,116)	$156,046,639
		OTHER ASSETS AND LIABILITIES - NET—0.8%[3]	1,189,051
		NET ASSETS—100%	$157,235,690
At August 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
Euro-Bobl Long Futures	30	EUR 3,948,102	September 2026	$(41,096)
Euro-Bund Long Futures	5	EUR 715,862	September 2026	$(14,434)
Japan 10 Year Bond Long Futures	3	JPY 2,365,634	September 2026	$(30,463)
United Kingdom Gilt Long Futures	9	GBP 1,050,473	December 2026	$(6,005)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(91,998)
At August 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/13/2026	Bank of America	400,000 BRL	$76,263	$211
10/13/2026	BNY Mellon	130,000 EUR	$152,058	$(801)
10/13/2026	Citibank	$136,000	118,105 EUR	$(1,417)
10/13/2026	Standard Chartered Bank	66,000,000 CLP	$69,920	$816
10/13/2026	State Street	65,500,000 CLP	$69,943	$257
10/13/2026	State Street	21,800,000 JPY	$135,156	$1,776
10/13/2026	State Street	$2,800,000	438,895,912 JPY	$43,173
10/13/2026	UBS	400,000 BRL	$75,517	$957
10/28/2026	Bank of America	1,300,000 EUR	$1,506,032	$7,446
10/28/2026	Standard Chartered Bank	4,000,000 AUD	26,878,636 NOK	$(10,632)
10/28/2026	State Street	530,000,000 CLP	$562,380	$5,725
10/28/2026	State Street	400,000 EUR	370,131 CHF	$4,778
10/28/2026	State Street	$200,000	3,519,288 MXN	$(6,086)
10/28/2026	State Street	$150,000	570,397 PLN	$(3,068)
3/2/2027	Standard Chartered Bank	5,296,000 EGP	$96,291	$7,920
Contracts Sold:
10/13/2026	Bank of America	10,900,000 JPY	$69,286	$820
10/13/2026	Bank of America	$136,000	118,744 EUR	$2,161
10/13/2026	Bank of America	$2,800,000	451,427,928 JPY	$35,544
10/13/2026	Barclays	122,573 CHF	$154,185	$1,816
10/13/2026	Morgan Stanley	8,000,000 BRL	$1,534,684	$5,196
10/13/2026	Wells Fargo	66,000,000 CLP	$72,397	$1,661
10/13/2026	Wells Fargo	65,500,000 CLP	$71,694	$1,494
10/28/2026	Bank of America	530,000,000 CLP	$583,309	$15,203
10/28/2026	Morgan Stanley	550,000 EUR	11,044,540 MXN	$6,438
10/28/2026	Morgan Stanley	1,450,000 GBP	$1,928,182	$(36,765)
10/28/2026	Standard Chartered Bank	$1,500,000	239,541,525 JPY	$6,432

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
10/28/2026	State Street	2,890,000 EUR	$3,298,419	$(66,159)
10/28/2026	State Street	$10,550,000	1,716,020,800 JPY	$241,734
10/28/2026	State Street	$2,800,000	438,376,596 JPY	$(43,132)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$223,498
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2026, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2025	$54,976,136
Purchases at Cost	$32,461,463
Proceeds from Sales	$(3,000,000)
Change in Unrealized Appreciation/Depreciation	$(184,408)
Net Realized Gain/(Loss)	$267,916
Value as of 8/31/2026	$84,521,107
Shares Held as of 8/31/2026	9,329,040
Dividend Income	$3,909,496

1	Zero coupon bond.
2	Issuer in default.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at August 31, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The

Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$68,617,168	$—	$68,617,168
Foreign Government/Agency	—	479,364	—	479,364
Repurchase Agreements	—	2,429,000	—	2,429,000
Investment Company	84,521,107	—	—	84,521,107
TOTAL SECURITIES	$84,521,107	$71,525,532	$0	$156,046,639
Other Financial Instruments:
Assets
Foreign Exchange Contracts	$—	$391,558	$—	$391,558
Liabilities
Futures Contracts	(91,998)	—	—	(91,998)
Foreign Exchange Contracts	—	(168,060)	—	(168,060)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(91,998)	$223,498	$—	$131,500

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BOBL	—Bundesobligation
BRL	—Brazilian Real
CHF	—Swiss Franc
CLP	—Chilean Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—Great British Pound
JPY	—Japanese Yen
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty